Annual Total Returns - Volumetric Fund	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	5.89%
Annual Return 2013	26.42%
Annual Return 2014	6.96%
Annual Return 2015	(4.69%)
Annual Return 2016	11.29%
Annual Return 2017	17.50%
Annual Return 2018	(10.26%)
Annual Return 2019	20.13%
Annual Return 2020	10.05%
Annual Return 2021	17.78%